UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-3333

Exact name of registrant as specified in charter:  USAA TAX EXEMPT FUND, INC.

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:      MARK S. HOWARD
                                            USAA TAX EXEMPT FUND, INC.
                                            9800 FREDERICKSBURG ROAD
                                            SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   MARCH 31

Date of reporting period:  SEPTEMBER 30, 2004




ITEM 1.  REPORT TO STOCKHOLDERS.
THE USAA TAX EXEMPT FUND, INC., TAX EXEMPT MONEY MARKET FUND - SEMI-ANNUAL REPORT FOR PERIOD ENDING
SEPTEMBER 30, 2004


[LOGO OF USAA]
   USAA(R)

                     USAA TAX EXEMPT
                            MONEY MARKET Fund

                              [GRAPHIC OF USAA TAX EXEMPT  MONEY MARKET FUND]

                     S e m i a n n u a l   R e p o r t

--------------------------------------------------------------------------------
   SEPTEMBER 30, 2004                             USAA NATIONAL TAX-EXEMPT FUNDS

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                           2

INVESTMENT OVERVIEW & MANAGER'S COMMENTARY                           5

FINANCIAL INFORMATION

    Portfolio of Investments                                        12

    Notes to Portfolio of Investments                               32

    Financial Statements                                            33

    Notes to Financial Statements                                   36

    Expense Example                                                 42

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2004, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                             "

                                                    IN THIS ENVIRONMENT,
[PHOTO OF CHRISTOPHER W. CLAUS]              MONEY MARKET FUNDS AND BOND FUNDS
                                               CONTINUE TO LOOK ATTRACTIVE AS
                                                 LONG-TERM INVESTMENTS....

                                                             "

                                                                   October 2004
--------------------------------------------------------------------------------

Yield relief has arrived.

Since June 2004, the Federal Reserve Board (the Fed) has raised short-term interest rates three times, and is expected to continue raising them in a measured fashion over the coming months. Many of us have already begun to enjoy higher yields, higher reinvestment rates, and greater compounding of interest (i.e., earning interest on interest). Money market fund shareholders in particular have seen an increase in current yields and we believe their yields will increase further.

However, where the Fed influences the short end of the yield curve, the market controls intermediate- and longer-term yields, which have not increased as much. As short-term yields continue to rise, the yield relationship between bonds of different maturities narrows. In other words, the yield curve "flattens."

Local and state economies continue to strengthen as evidenced by a steady improvement in tax collections. States and municipalities are now in a better position to pay off their debt and the interest on it - a critical consideration for bondholders.

Inflation remains under control for the present. One cause for concern, however, is the price of oil. If oil prices do not come down, an increase in inflation is likely. Oil is used in most segments of the economy, so a higher price for oil could translate into higher prices for a range of goods and services.

In this environment, money market funds and bond funds continue to look attractive as long-term investments, especially in comparison to certificates of deposit (CDs) and other fixed-rate alternatives. As yields rise, investors will be able to reinvest at higher rates while enjoying the benefits of compounding, which is what drives total return in the fixed-income markets over the long run.

 . . . C O N T I N U E D
========================--------------------------------------------------------

As always, we remain committed to delivering quality USAA service along with no-load mutual funds that have no sales loads, contractual plans, or 12b-1 fees. Along with this commitment comes the recognition our bond funds have received from industry experts. USAA's fixed-income funds received Lipper's Fund Award for Best Bond Group in America - No. 1 out of 97 mutual fund families - for the overall three-, five-, and 10-year period sending December 31, 2003. Lipper is a leading global provider of mutual fund information and analysis, and made the award in recognition of our taxable and tax-exempt bond funds' achieving higher average consistent returns than any other U.S. fund group's bond funds.

We are proud of our success and will continue to work hard on your behalf. Thank you for your continued faith in us.

Sincerely,

/S/ CHRISTOPHER W. CLAUS

Christopher W. Claus
President and Vice Chairman of the Board

CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE USAA MUTUAL FUNDS CAREFULLY BEFORE INVESTING. CONTACT US FOR A PROSPECTUS CONTAINING THIS AND OTHER INFORMATION ABOUT THE FUNDS FROM USAA INVESTMENT MANAGEMENT COMPANY, DISTRIBUTOR. READ IT CAREFULLY BEFORE INVESTING.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH A MONEY MARKET FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND.

Past performance is no guarantee of future results. o Mutual fund operating expenses apply and continue throughout the life of the fund. o As interest rates rise, existing bond prices fall. o CDs are insured and have a fixed return.

The Lipper Best Bond Group 2004 Award is based on the Consistent Return scores of all the USAA taxable and tax-exempt bond funds. Lipper presents the award annually to one fund group in each asset class whose funds within that asset class achieved higher average Consistent Return scores than competing fund groups. A fund group's Consistent Return score evaluates its risk-adjusted returns, adjusted for volatility, relative to peers, for the overall period ended December 31, 2003. The overall time period is an equal-weighted average of the three-year, five-year, and 10-year periods (if applicable). Lipper calculated Consistent Return scores for each fund group's funds within the fixed-income asset class, and the equal-weighted average score was used to determine the awardee. To be eligible for an asset class award, a fund group must have five distinct fund portfolios within the asset class that are three years old or older. The fund group was chosen among 97 groups. Multiple fund companies that share a common parent firm were combined for the purposes of determining eligibility and calculating an average score. Lipper Fund Awards are not intended to predict future results, and Lipper does not guarantee the accuracy of this information. Lipper is a leading global mutual fund research firm.

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA TAX EXEMPT MONEY MARKET FUND

OBJECTIVE
--------------------------------------------------------------------------------

                 Interest income that is exempt from federal income tax and a further objective of preserving capital and maintaining liquidity.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

                 Invests in high-quality, tax-exempt securities with maturities of 397 days or less.

--------------------------------------------------------------------------------
                                                9/30/04              3/31/04
--------------------------------------------------------------------------------
Net Assets                                 $1,846.4 Million     $1,858.4 Million
Net Asset Value Per Share                       $1.00                $10.00

--------------------------------------------------------------------------------
                                                   9/30/04              3/31/04
--------------------------------------------------------------------------------
Dollar-Weighted Average Portfolio Maturity         26 Days              39 Days

                 DOLLAR-WEIGHTED AVERAGE PORTFOLIO MATURITY IS OBTAINED BY MULTIPLYING THE DOLLAR VALUE OF EACH INVESTMENT BY THE NUMBER OF DAYS LEFT TO ITS MATURITY, THEN ADDING THOSE FIGURES TOGETHER AND DIVIDING THEM BY THE TOTAL DOLLAR VALUE OF THE FUND'S PORTFOLIO.

--------------------------------------------------------------------------------
           AVERAGE ANNUAL TOTAL RETURNS AND 7-DAY YIELD AS OF 9/30/04
--------------------------------------------------------------------------------

3/31/04 TO 9/30/04     1 YEAR         5 YEARS         10 YEARS      7-DAY YIELD
      0.38%*            0.72%           1.97%           2.68%           1.13%

*TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS SIX-
 MONTH RETURN IS CUMULATIVE.

                 THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

                 AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

                 Total return equals income return and assumes reinvestment of all net investment income dividends and realized capital gain distributions. The total returns quoted do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Yields and returns fluctuate. The seven-day yield quotation more closely reflects current earnings of the Fund than the total return quotation.

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

--------------------------------------------------------------------------------
                    7-DAY YIELD COMPARISON
--------------------------------------------------------------------------------
              [CHART OF 7-DAY YIELD COMPARISON]

                       USAA TAX EXEMPT
                       MONEY MARKET FUND     iMONEYNET AVERAGE
                      ------------------     -----------------
 9/29/2003                  0.75%                 0.43%
10/27/2003                  0.66                  0.37
11/24/2003                  0.77                  0.46
12/29/2003                  0.82                  0.52
 1/26/2004                  0.63                  0.35
 2/23/2004                  0.61                  0.35
 3/29/2004                  0.65                  0.39
 4/26/2004                  0.71                  0.45
 5/24/2004                  0.69                  0.43
 6/28/2004                  0.71                  0.45
 7/26/2004                  0.68                  0.43
 8/30/2004                  0.92                  0.63
 9/27/2004                  1.07                  0.78

                         [END CHART]

                     DATA REPRESENT THE LAST MONDAY ON EACH MONTH. ENDING DATE 9/27/04.

                 The graph tracks the Fund's seven-day yield against iMoneyNet, Inc. SB (Stock Broker) & GP (General Purpose) Tax-Free Money Funds, an average of money market fund yields. iMoneyNet, Inc. is an organization that tracks the performance of money market funds.

 M A N A G E R ' S
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

[PHOTO OF TONY ERA]      TONY ERA
                         USAA Investment Management Company

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM FROM APRIL 1, 2004, TO SEPTEMBER 30, 2004?

                 The USAA Tax Exempt Money Market Fund performed well for the six-month period ended September 30, 2004. During that time, iMoneyNet, Inc. ranked the Fund 9 out of 138 tax-exempt money market funds. The Fund had a return of 0.38%, and the average return for the category over the same period was 0.24%.

WHAT WERE MARKET CONDITIONS DURING THE PERIOD?

                 After a year of accommodative monetary policy, the Federal Reserve Board (the Fed) acknowledged the underlying strength of the U.S. economy by initiating the first of three interest-rate hikes. As early as March 2004, yields on one-year notes in the money market had begun rising in tandem with investor expectations. The first rate hike - of a quarter-percent - did not, however, come until June 2004. Even so, mixed economic data led to continued speculation about the future timing, as well as the size of future rate increases. A brief rally in the short-term note market (when bond prices rise, yields fall) faded as the Fed publicly affirmed its commitment to measured increases. Despite concerns about potential global terrorism and higher energy prices, the market outlook was positive in light of tame inflation numbers, rising employment, and the continued strength of the housing market.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

8

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

                 The Fed raised rates by a quarter-percent in August 2004 and again in September 2004 to 1.75%.

WHAT WERE YOUR STRATEGIES IN THIS ENVIRONMENT?

                 The Fund reduced its weighted average maturity (WAM). Because of uncertainty over the size of the Fed's rate increases, we did not want to extend the maturity of the portfolio prematurely and lose the opportunity to capture more yield.

                 We "laddered" the Fund, purchasing notes with a wide range of maturity dates, to stabilize the yield and protect against unanticipated swings in short-term interest rates. By using this strategy, we were able to reposition the portfolio based on our interest-rate outlook. We progressively made fewer longer-term purchases and bought securities with more frequent interest-rate reset features, such as variable-rate demand notes (VRDNs). They offer flexibility because they have a demand feature that provides the owner the option to sell the bond back to the issuer at par value (100% of face value) with a notice of seven days or less. By holding securities with interest rates that reset frequently, the Fund can capture higher yields as short-term interest rates rise.

WHAT IS THE OUTLOOK?

                 Volatile energy prices, employment growth, inflation, and the November elections currently cast a shadow over investor expectations. The Fed has expressed a willingness to raise rates by a quarter-percent in November and again in December, unless the economy falters. Although we remain cautious in our outlook, we believe the economy will gain momentum, albeit at a slower rate than many economists forecast. We will continue to strive to position the portfolio to maximize yield, balance risk and return, and maintain flexibility.

                 Thank you for your trust; rest assured that we will continue to work hard on your behalf.

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

----------------------------------------------
               TOP 10 INDUSTRIES
               (% of Net Assets)
----------------------------------------------

Education                                17.1%

Hospital                                 14.0%

Electric Utilities                       10.9%

Multifamily Housing                       8.9%

Nursing/CCRC                              8.7%

General Obligation                        5.0%

Community Service                         4.8%

Buildings                                 3.9%

Municipal Finance                         3.8%

Electric/Gas Utility                      2.6%
----------------------------------------------

YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 12-31.

10

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         HIGHLIGHTS

                 PORTFOLIO MIX
                    9/30/04

         [PIE CHART OF PORTFOLIO MIX]

Variable-Rate Demand Notes               81.9%
Put Bonds                                13.5%
Fixed-Rate Instruments                    4.3%
Adjustable-Rate Note                      0.2%

                  [END CHART]

                 PERCENTAGES ARE OF NET ASSETS OF THE FUND AND MAY NOT EQUAL
                 100%.

                 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 12-31.

 . . . C O N T I N U E D
========================--------------------------------------------------------

     CUMULATIVE PERFORMANCE OF $10,000

[CHART OF CUMULATIVE PERFORMANCE OF $10,000]


                             USAA TAX EXEMPT
                            MONEY MARKETS FUND
                            ------------------
09/30/94                         $10,000.00
10/31/94                          10,024.36
11/30/94                          10,050.63
12/31/94                          10,080.15
01/31/95                          10,108.86
02/28/95                          10,137.04
03/31/95                          10,167.89
04/30/95                          10,197.81
05/31/95                          10,234.30
06/30/95                          10,264.86
07/31/95                          10,295.04
08/31/95                          10,326.49
09/30/95                          10,356.75
10/31/95                          10,389.68
11/30/95                          10,421.36
12/31/95                          10,453.32
01/31/96                          10,485.80
02/29/96                          10,513.20
03/31/96                          10,539.44
04/30/96                          10,569.81
05/31/96                          10,600.75
06/30/96                          10,626.71
07/31/96                          10,655.37
08/31/96                          10,684.00
09/30/96                          10,713.90
10/31/96                          10,743.26
11/30/96                          10,771.10
12/31/96                          10,802.56
01/31/97                          10,831.65
02/28/97                          10,858.78
03/31/97                          10,887.00
04/30/97                          10,917.84
05/31/97                          10,950.32
06/30/97                          10,983.64
07/31/97                          11,015.45
08/31/97                          11,044.14
09/30/97                          11,077.59
10/31/97                          11,109.58
11/30/97                          11,139.86
12/31/97                          11,175.93
01/31/98                          11,206.78
02/28/98                          11,234.48
03/31/98                          11,265.75
04/30/98                          11,299.17
05/31/98                          11,331.13
06/30/98                          11,365.49
07/31/98                          11,396.95
08/31/98                          11,428.20
09/30/98                          11,459.97
10/31/98                          11,490.45
11/30/98                          11,521.26
12/31/98                          11,552.51
01/31/99                          11,580.21
02/28/99                          11,603.25
03/31/99                          11,633.55
04/30/99                          11,662.46
05/31/99                          11,691.88
06/30/99                          11,724.93
07/31/99                          11,753.63
08/31/99                          11,784.58
09/30/99                          11,815.40
10/31/99                          11,845.29
11/30/99                          11,880.19
12/31/99                          11,916.80
01/31/00                          11,948.92
02/29/00                          11,980.20
03/31/00                          12,015.42
04/30/00                          12,049.62
05/31/00                          12,098.49
06/30/00                          12,138.22
07/31/00                          12,177.07
08/31/00                          12,217.22
09/30/00                          12,256.33
10/31/00                          12,300.38
11/30/00                          12,341.69
12/31/00                          12,380.91
01/31/01                          12,415.98
02/28/01                          12,449.08
03/31/01                          12,480.19
04/30/01                          12,517.56
05/31/01                          12,551.06
06/30/01                          12,577.98
07/31/01                          12,604.87
08/31/01                          12,627.73
09/30/01                          12,647.36
10/31/01                          12,669.91
11/30/01                          12,688.18
12/31/01                          12,702.34
01/31/02                          12,715.24
02/28/02                          12,727.34
03/31/02                          12,739.89
04/30/02                          12,753.50
05/31/02                          12,768.90
06/30/02                          12,780.37
07/31/02                          12,792.36
08/31/02                          12,805.24
09/30/02                          12,817.42
10/31/02                          12,832.23
11/30/02                          12,845.69
12/31/02                          12,856.49
01/31/03                          12,866.10
02/28/03                          12,875.12
03/31/03                          12,884.53
04/30/03                          12,894.47
05/31/03                          12,905.24
06/30/03                          12,913.29
07/31/03                          12,919.38
08/31/03                          12,925.61
09/30/03                          12,932.35
10/31/03                          12,940.25
11/30/03                          12,947.80
12/31/03                          12,956.24
01/31/04                          12,963.40
02/29/04                          12,969.35
03/31/04                          12,976.01
04/30/04                          12,983.90
05/31/04                          12,991.06
06/30/04                          12,998.48
07/31/04                          13,006.26
08/31/04                          13,014.94
09/30/04                          13,025.63

                [END CHART]

                     DATA FROM 9/30/94 THROUGH 9/30/04.

                 The graph illustrates the performance of a hypothetical $10,000 investment in the USAA Tax Exempt Money Market Fund.

                 Past performance is no guarantee of future results. The cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on their reinvested net investment income dividends and realized capital gain distributions or on the redemption of fund shares. Some income may be subject to federal, state, or local taxes, or to the federal alternative minimum tax. For seven-day yield information, please refer to the Fund's Investment Overview.

12

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA TAX EXEMPT MONEY MARKET FUND
SEPTEMBER 30, 2004 (UNAUDITED)

CATEGORIES AND DEFINITIONS
--------------------------------------------------------------------------------

                 VARIABLE-RATE DEMAND NOTES (VRDNS) - provide the right, on any business day, to sell the security at face value on either that day or within seven days. The interest rate is adjusted at a stipulated daily, weekly, monthly, or quarterly interval to a rate that reflects current market conditions. The effective maturity of these instruments is deemed to be less than 397 days in accordance with detailed regulatory requirements.

                 ADJUSTABLE-RATE NOTES - are similar to VRDNs in the fact that the interest rate is adjusted periodically to reflect current market conditions. The interest rate is adjusted at a given time, such as monthly or quarterly. However, these securities typically do not offer the right to sell the security at face value prior to maturity.

                 PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

                 FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

                 CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust.

                 The Fund's investments consist of securities that meet the requirements to qualify at the time of purchase as "eligible securities" under the Securities and Exchange Commission (SEC) rules applicable to money market funds. With respect to quality, eligible securities generally consist of securities rated in one of the

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA TAX EXEMPT MONEY MARKET FUND
SEPTEMBER 30, 2004 (UNAUDITED)

                 two highest categories for short-term securities or, if not rated, of comparable quality at the time of purchase. USAA Investment Management Company (the Manager) also attempts to minimize credit risk in the Fund through rigorous internal credit research.

                 (LOC) Principal and interest payments are guaranteed by a bank letter of credit.

                 (LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following companies: ABN AMRO Bank N.V., DEPFA BANK plc, Dexia Credit Local, JPMorgan Chase & Co., RBC Centura Bank, SouthTrust Bank, N.A., Wachovia Bank, N.A., or Westle A.G.

                 (NBGA) Principal and interest payments are guaranteed by a nonbank guarantee agreement from one of the following companies: AIG SunAmerica Life Assurance Co., American International Group, Inc., Fannie Mae, Federal Home Loan Bank of Indianapolis, Freddie Mac, Guardian Savings & Loan, Minnesota GO, Montana Board of Investments Intercap Program, Monumental Life Insurance Co., National Rural Utility Corp., National Union Fire Insurance Co., Pittsburgh, Texas Permanent School Fund, or Transamerica Life Insurance & Annuity Co.

                 (INS) Scheduled principal and interest payments are insured by one of the following companies: AMBAC Assurance Corp., Financial Guaranty Insurance Co., Financial Security Assurance Holdings Ltd., MBIA Insurance Corp., or XL Capital Assurance. The insurance does not guarantee the value of the security.

14

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA TAX EXEMPT MONEY MARKET FUND
SEPTEMBER 30, 2004 (UNAUDITED)

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS
--------------------------------------------------------------------------------

                 BAN      Bond Anticipation Note

                 CSD      Central School District

                 CP       Commercial Paper

                 EDC      Economic Development Corp.

                 GO       General Obligation

                 IDA      Industrial Development Authority/Agency

                 IDB      Industrial Development Board

                 IDRB     Industrial Development Revenue Bond

                 ISD      Independent School District

                 MTA      Metropolitan Transportation Authority

                 MERLOT   Municipal Exempt Receipts-Liquidity
                            Optional Tender

                 MFH      Multifamily Housing

                 MLO      Municipal Lease Obligation

                 PCRB     Pollution Control Revenue Bond

                 RB       Revenue Bond

                 TAN      Tax Anticipation Note

                 TRAN     Tax Revenue Anticipation Note

                 USD      Unified School District

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
SEPTEMBER 30, 2004 (UNAUDITED)

PRINCIPAL                                                    COUPON            FINAL
   AMOUNT     SECURITY                                         RATE         MATURITY          VALUE
---------------------------------------------------------------------------------------------------
              VARIABLE-RATE DEMAND NOTES (81.9%)

              ALABAMA (7.7%)
  $ 5,240     Alexander City Medical Facilities RB,
                Series 2003A (LOC - AmSouth Bank, N.A.)        1.73%      10/01/2023     $    5,240
   34,000     Bessemer Medical Clinic Board RB,
                Series 2000A (LOC - Allied Irish Banks plc)    1.72       10/01/2030         34,000
              Birmingham Medical Clinic Board RB,
   18,500       Series 1998 (LOC - South Trust Bank, N.A.)     1.66       10/01/2028         18,500
    5,285       Series 2002A (LOC - Columbus
                Bank & Trust Co.)                              1.94        2/01/2012          5,285
       25     Birmingham Special Care Facilities
                Finance Auth. RB (LOC - AmSouth Bank, N.A.)    1.62        3/01/2010             25
    2,695     Huntsville Educational Building RB,
                (Oakwood College Project)
                (LOC - First Commercial Bank)                  1.89       12/01/2022          2,695
              Mobile Special Care Facilities
                Financing Auth. RB,
    2,250       Series 2001 (LOC - South Trust Bank, N.A.)     1.65        7/01/2021          2,250
    1,390       Series 2001 (LOC - South Trust Bank, N.A.)     1.66        6/01/2026          1,390
    6,700     Montgomery Educational Building Auth. RB,
                Series 2003A (LOC - AmSouth Bank, N.A.)        1.84        6/01/2023          6,700
   22,140     Southeast Gas District RB,
                Series 2003B (LIQ)(INS)                        1.73        6/01/2023         22,140
    6,380     Sumiton Educational Building Auth. RB,
                (East Walker Education and Development
                Project) (LOC - First Commercial Bank)         1.89        5/01/2032          6,380
              Taylor-Ryan Improvement District RB,
   18,310       Series 2004B (LOC - Columbus
                Bank & Trust Co.)                              1.73        8/01/2034         18,310
    4,400       Series 2004C (LOC - Columbus
                Bank & Trust Co.)                              1.73        8/01/2034          4,400
   15,000     Tuscaloosa Educational Building Auth. RB,
                Series 2002A (LOC - AmSouth Bank, N.A.)        1.84       10/01/2023         15,000

              ARIZONA (0.1%)
    1,000     Maricopa County IDA IDRB, Series 1992            1.90        6/01/2007          1,000

              CALIFORNIA (0.7%)
    6,190     Long Beach USD GO, Series 1999F (LIQ)(INS)(a)    1.71        2/01/2011          6,190
    3,100     Ontario IDA RB, Series 1985
                (LOC - Bank of America, N.A.)                  1.76        4/01/2015          3,100

16

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
SEPTEMBER 30, 2004 (UNAUDITED)

PRINCIPAL                                                    COUPON            FINAL
   AMOUNT     SECURITY                                         RATE         MATURITY          VALUE
---------------------------------------------------------------------------------------------------
              Statewide Communities Development Auth. RB,
  $  1500       Series 2003B                                   1.73%       8/15/2025     $    1,500
    2,600       Series 2004M                                   1.73        4/01/2038          2,600

              COLORADO (3.9%)
    6,765     Aspen Valley Hospital District RB,
                Series 2003 (LOC - Zions First National Bank)  1.77       10/15/2033          6,765
    2,650     Colorado Springs IDRB, Series 2002
                (LOC - Bank of America, N.A.)                  1.75        3/01/2017          2,650
    6,000     Denver Urban Renewal Auth. RB,
                Series 2002 (LOC - Zions First National Bank)  1.80       12/01/2015          6,000
              Educational and Cultural Facilities RB,
    6,685       Series 1998 (LOC - Bank One, N.A., Chicago)    1.85        8/01/2013          6,685
    3,475       Series 2004 (LOC - Zions First National Bank)  1.87        6/01/2034          3,475
    3,300       Series 2004 (LOC - Western Corp.
                Federal Credit Union)                          1.76        7/01/2034          3,300
    2,400       Series 2004 (LOC - Zions First National Bank)  1.77        9/01/2034          2,400
    2,705     El Paso County Economic Development RB,
                Series 1996 (LOC - Bank One, N.A., Chicago)    1.90       11/01/2021          2,705
              Health Facilities Auth. RB,
    1,335       Series 1995 (LOC - Bank One, N.A., Chicago)    1.90        9/01/2015          1,335
    2,090       Series 1998A (LOC - Bank One, N.A., Chicago)   1.90        1/01/2018          2,090
    1,615       Series 1998C (LOC - Bank One, N.A., Chicago)   1.90        1/01/2018          1,615
    1,700     Housing and Finance Auth. IDA RB,
                (Kroger Co.) (LOC - U.S. Bank, N.A.)           1.79        4/01/2009          1,700
              Postsecondary Educational Facilities Auth. RB,
    1,880       Series 1996 (LOC - Wells Fargo Bank, N.A.)     1.81        6/01/2011          1,880
    2,710       Series 1998 (LOC - Bank One, N.A., Chicago)    1.85        4/01/2013          2,710
              SBC Metropolitan District GO,
    4,115       Series 1998 (LOC - U.S. Bank, N.A.)            1.79       12/01/2017          4,115
    3,550       Series 2002 (LOC - U.S. Bank, N.A.)            1.79       12/01/2032          3,550
   17,000     Southern Ute Reservation RB, Series 2001(a)      1.80       11/01/2031         17,000
    2,500     Superior Metropolitan District No. 1
                Water and Sewer RB,
                Series 2002 (LOC - BNP Paribas)                1.74       12/01/2027          2,500

              FLORIDA (6.1%)
    4,200     Capital Trust Agency MFH RB,
                Series 1999B (NBGA)(a)                         1.73       12/01/2032          4,200
    9,200     Dade County IDA RB, Series 1985D
                (LOC - Societe Generale)                       1.72        1/01/2016          9,200

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
SEPTEMBER 30, 2004 (UNAUDITED)

PRINCIPAL                                                    COUPON            FINAL
   AMOUNT     SECURITY                                         RATE         MATURITY          VALUE
---------------------------------------------------------------------------------------------------
  $ 6,390     Department of Juvenile Justice Certificate of
                Lease (MLO), Series 1998, MERLOT,
                Series 2000 000 (LIQ)(INS)(a)                  1.74%       6/15/2019     $    6,390
    8,000     Duval County Housing Finance Auth. MFH RB,
                Series 2002 (NBGA)                             1.70       12/01/2032          8,000
   16,030     Gulf Breeze Healthcare Facilities RB,
                Series 1999 (NBGA)(a)                          1.73        1/01/2024         16,030
    6,300     Highlands County Health Facilities
                Auth. Hospital RB, Series 2003C                1.78       11/15/2021          6,300
              Housing Finance Agency MFH RB,
      500       Series 1985 EEE (LOC - KBC Bank, N.V.)         1.58       12/01/2008            500
      500       Series 1991E (LOC - Key Bank, N.A.)            1.74       10/01/2005            500
      800     Jacksonville PCRB, Series 1995                   1.80        5/01/2029            800
    3,690     Lee County IDA Health Care RB,
                Series 1999 (LOC - Fifth Third Bank)           1.53       12/01/2029          3,690
    1,900     Lee Memorial Health System Board of
                Directors RB, Series 1997B                     1.76        4/01/2027          1,900
    8,900     Lee Memorial Health System Hospital RB,
                Series 1995A                                   1.76        4/01/2025          8,900
              Orange County IDA RB,
    1,400       Series 1998 (LOC - Wachovia Bank, N.A.)        1.74       10/01/2018          1,400
      500       Series 2000A (LOC - Wachovia Bank, N.A.)       1.69        3/01/2025            500
    6,380     Orange County Sales Tax ABN AMRO
                MuniTops Certificates Trust RB,
                Series 2002-27 (LIQ)(INS)(a)                   1.73        1/01/2011          6,380
              Palm Beach County Housing
                Finance Auth. MFH RB,
    3,700       Series 1988C (LOC - Credit Suisse
                First Boston, Inc.)                            1.69       11/01/2007          3,700
    5,300       Series 1988D (LOC - Credit Suisse
                First Boston, Inc.)                            1.69       11/01/2007          5,300
              Palm Beach County RB,
    1,400       Series 2000 (LOC - Bank of America, N.A.)      1.67        5/01/2030          1,400
    1,400       Series 2003 (LOC - Northern Trust Co.)         1.71       11/01/2036          1,400
   10,000     Port Saint Lucie Utility RB,
                Series 2004A (LIQ)(INS)                        1.74        9/01/2031         10,000
              Putnam County Development Auth. RB,
    1,620       Series 1984H-1(NBGA)                           1.85        3/15/2014          1,620
    2,600       Series 1984H-2 (NBGA)                          1.85        3/15/2014          2,600
    1,555     St. Petersburg Health Facilities Auth. RB,
                Series 1999 (LOC - South Trust Bank, N.A.)     1.61        1/01/2024          1,555

18

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
SEPTEMBER 30, 2004 (UNAUDITED)

PRINCIPAL                                                    COUPON            FINAL
   AMOUNT     SECURITY                                         RATE         MATURITY          VALUE
---------------------------------------------------------------------------------------------------
  $ 6,000     Temple Terrace RB, Series 2003 (Lifepath
                Hospice Project) (LOC - SunTrust Bank)         1.69%      12/01/2030     $    6,000
    4,150     Wauchula IDA RB, Series 1993
                (LOC - JPMorgan Chase & Co.)                   1.70       12/01/2013          4,150

              GEORGIA (1.7%)
    7,500     Columbus Development Auth. RB, Series 2004
                (LOC - Columbus Bank & Trust Co.)              1.76       12/01/2033          7,500
    6,000     Fulton County Residential Care RB,
                Series 2004C (LOC - HSH Nordbank)              1.72        2/15/2034          6,000
    3,500     La Grange Development Auth. RB,
                Series 1989                                    1.87       10/01/2012          3,500
    1,920     Peachtree Development Auth. RB,
                Series 1988 (LOC - SunTrust Bank)              1.73        7/01/2010          1,920
              Savannah Economic Development Auth. RB,
    8,795       Series 2001 (LOC - Wachovia Bank, N.A.)        1.73        9/01/2026          8,795
    4,455       Series 2002 (LOC - Wachovia Bank, N.A.)        1.73        9/01/2026          4,455

              IDAHO (0.3%)
    5,885     American Falls Reservoir District RB,
                Series 2000                                    2.70        2/01/2025          5,885

              ILLINOIS (3.0%)
    3,070     Chicago Heights RB, Series 2002A
                (LOC - Bank One, N.A., Chicago)                1.85        3/01/2017          3,070
    3,500     Cook County GO Capital Improvement Bonds,
                Series 2002C, MERLOT,
                Series 2003 B-11 (LIQ)(INS)(a)                 1.74       11/15/2025          3,500
    3,000     Crestwood Village RB,
                Series 2004 (LOC - Fifth Third Bank)           1.74       12/01/2023          3,000
              Development Finance Auth. PCRB,
    5,200       Series 1985 (LOC - Key Bank, N.A.)             1.74       12/01/2008          5,200
    4,200       Series 1993                                    1.75        1/01/2016          4,200
    1,755     Development Finance Auth. RB,
                Series 1998 (LOC - Northern Trust Co.)         1.75        8/01/2022          1,755
   10,100     Educational Facilities Auth. RB,
                Series 1992 (LOC - Bank One, N.A., Chicago)    1.70       10/01/2026         10,100
              Health Facilities Auth. RB,
    2,800       Series 2003 (LOC - Bank One, N.A., Chicago)    1.77       10/01/2022          2,800
   10,000       Series 2003B (Villa St. Benedict Project)
                (LOC - KBC Bank, N.V.)                         1.77       11/15/2010         10,000

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
SEPTEMBER 30, 2004 (UNAUDITED)

PRINCIPAL                                                    COUPON            FINAL
   AMOUNT     SECURITY                                         RATE         MATURITY          VALUE
---------------------------------------------------------------------------------------------------
  $ 5,840     Quincy, Adams County RB,
                Series 1997 (LOC - Bank of America, N.A.)      1.85%       6/01/2022     $    5,840
    4,249     Springfield Airport Auth. RB,
                Series 1986                                    2.00       10/15/2016          4,249
    2,500     St. Clair County Industrial Building RB,
                Series 1994 (NBGA)                             1.70        8/20/2032          2,500

              INDIANA (2.4%)
      682     Crawfordsville Economic Development RB,
                Series 1999B (NBGA)                            1.80        1/01/2030            682
   10,250     Development Finance Auth. Educational
                Facilities RB, Series 2003
                (LOC - Key Bank, N.A.)                         1.76        1/01/2023         10,250
    1,505     Economic Development Finance Auth. RB,
                Series 1998 (LOC - Bank One, N.A.,
                Chicago)                                       1.90        9/01/2018          1,505
    6,835     Educational Facilities Auth. RB,
                Series 2000A (LOC - Fifth Third Bank)          1.85       12/01/2029          6,835
    5,750     Indiana Bond Bank, Series 2002B
                (LOC - Huntington National Bank)               1.80        1/01/2025          5,750
    3,770     Indianapolis Economic Development RB,
                Series 1997 (LOC - National Bank of MI/IL)     1.76        5/01/2018          3,770
    8,000     Lawrence Economic Development RB,
                Series 2002 (LOC - U.S. Bank, N.A.)            1.79       11/01/2030          8,000
    2,535     Seymour Economic Development RB,
                Series 2002 (LOC - National City Bank, KY)     1.80       10/01/2022          2,535
    4,200     Winona Lake Economic Development RB,
                Series 2002 (LOC - La Salle
                National Bank, N.A.)                           1.79       12/01/2024          4,200

              IOWA (2.0%)
              Chillicothe PCRB,
    6,850       Series 1993                                    1.75        1/01/2023          6,850
    3,100       Series 1993A                                   1.75        5/01/2023          3,100
   12,750     Council Bluffs PCRB, Series 1995                 1.75        1/01/2025         12,750
    1,930     Finance Auth. Childrens Care Facilities RB,
                Series 2002B (LOC - Wells Fargo Bank, N.A.)    1.81        6/01/2017          1,930
    6,000     Finance Auth. RB, Series 2003
                (LOC - U.S. Bank, N.A.)                        1.77        6/01/2033          6,000
    3,000     Finance Auth. Retirement Community RB,
                Series 2004 (Western Home Communities
                Project) (LOC - U.S. Bank, N.A.)               1.70       11/01/2033          3,000

20

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
SEPTEMBER 30, 2004 (UNAUDITED)

PRINCIPAL                                                    COUPON            FINAL
   AMOUNT     SECURITY                                         RATE         MATURITY          VALUE
---------------------------------------------------------------------------------------------------
  $ 2,800     Higher Education Loan Auth. RB,
                Series 1999 (LOC - Bank One, N.A.,
                Chicago)                                       1.85%       3/01/2029     $    2,800

              KANSAS (0.9%)
    4,630     North Newton Health Care Facilities RB,
                Series 2003 (LOC - U.S. Bank, N.A.)            1.79        1/01/2023          4,630
    7,780     Olathe MFH RB, Series 2003A (NBGA)               1.74        1/01/2034          7,780
    5,000     State Development Finance Auth. RB,
                Series 2004-C1 (LOC - SunTrust Bank)           1.65       11/15/2030          5,000

              KENTUCKY (2.2%)
    2,445     Boone County Industrial Building RB,
                Series 2001 (LOC - Bank One, N.A.)             1.83       11/01/2021          2,445
    2,000     Frankfort Economic Development RB,
                Series 1990                                    2.10        5/07/2014          2,000
              Hancock County Industrial Building RB,
    9,005       Series 1990 (LOC - SunTrust Bank)              1.84        7/01/2010          9,005
    9,490       Series 1991 (LOC - SunTrust Bank)              1.84        7/01/2011          9,490
    2,690     Hardin County Water District No. 001
                Water RB, Series 1998
                (LOC - Fifth Third Bank)                       1.90        9/01/2018          2,690
    4,215     Jefferson County Industrial Building RB,
                Series 1997 (LOC - Bank One, N.A., Chicago)    1.90        1/01/2011          4,215
    2,555     Lexington-Fayette Urban County
                Government RB, Series 2001
                (LOC - Bank One, N.A., Chicago)                1.90        7/01/2021          2,555
              Mason County PCRB,
    5,500       Series 1984B-1 (NBGA)                          1.85       10/15/2014          5,500
    1,700       Series 1984B-2 (NBGA)                          1.85       10/15/2014          1,700

              LOUISIANA (5.0%)
              Ascension Parish PCRB,
    1,550       Series 1990                                    2.10        9/01/2010          1,550
    6,600       Series 1992                                    2.10        3/01/2011          6,600
   11,500     New Orleans RB, Series 2004
                (LOC - Hibernia National Bank)                 1.75        8/01/2024         11,500
              Public Facilities Auth. Equipment and Capital
                Facilities Pooled Loan Program RB,
    8,940       Series 2000 (LOC - Hibernia National Bank)     1.76        7/01/2027          8,940
    4,200       Series 2001A (LOC - Hibernia National Bank)    1.76        7/01/2022          4,200

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
SEPTEMBER 30, 2004 (UNAUDITED)

PRINCIPAL                                                    COUPON            FINAL
   AMOUNT     SECURITY                                         RATE         MATURITY          VALUE
---------------------------------------------------------------------------------------------------
  $ 9,000       Series 2003A (LOC - Hibernia National Bank)    1.76%       7/01/2028     $    9,000
    9,705       Series 2003B (LOC - Hibernia National Bank)    1.78        7/01/2033          9,705
    4,620     Public Facilities Auth. IDRB, Series 1996
                (LOC - Regions Bank)                           1.73       12/01/2014          4,620
    1,100     Public Facilities Auth. PCRB, Series 1992        2.10        8/01/2017          1,100
              Public Facilities Auth. RB,
   14,000       Series 1999 (LOC - Hibernia National Bank)     1.75        9/01/2028         14,000
    7,230       Series 2001 (LOC - Hibernia National Bank)     1.76        7/01/2023          7,230
    7,500       Series 2001B (LOC - Hibernia National Bank)    1.76        7/01/2023          7,500
    6,700       Series 2004 (LOC - Hibernia National Bank)     1.74        9/01/2034          6,700

              MARYLAND (4.2%)
    5,475     Anne Arundel County RB, Issue 1996
                (LOC - Manufacturers & Traders Trust)          1.61        7/01/2021          5,475
    7,950     Baltimore County Auth. RB, Series 2001
                (LOC - Manufacturers & Traders Trust)          1.61        1/01/2021          7,950
    1,000     Baltimore County IDA RB, Series 1994             1.95        3/01/2014          1,000
    5,155     Baltimore County RB, Issue 1996
                (LOC - Manufacturers & Traders Trust)          1.61       12/01/2021          5,155
   14,745     Health and Higher Educational
                Facilities Auth. RB, Series 2003B
                (LOC - Manufacturers & Traders Trust)          1.56        1/01/2033         14,745
   23,490     Montgomery County Auth. Golf Course
                System RB, Series 2002
                (LOC - Manufacturers & Traders Trust)          1.61       12/01/2027         23,490
   20,200     Montgomery County MFH RB,
                Series 1993, Issue I (NBGA)(a)                 1.70       11/01/2020         20,200

              MASSACHUSETTS (2.0%)
   23,990     Revere Housing Auth. MFH RB,
                Series 1991C (LOC - Societe Generale)          1.60        9/01/2028         23,990
   13,500     State Development Finance Agency RB,
                Series 2004 (LOC - BankNorth, N.A.)            1.77        3/01/2034         13,500

              MICHIGAN (3.5%)
    9,700     Ann Arbor EDC Limited Obligation RB,
                Series 2000A (LOC - Bank One, N.A.)            1.79       11/01/2025          9,700
    5,615     Fremont Hospital Finance Auth. RB,
                Series 2002 (LOC - Fifth Third Bank)           1.53       11/01/2027          5,615
    3,000     Higher Education Facilities Auth. RB,
                Series 2004 (LOC - Bank One, N.A., Chicago)    1.73        4/01/2034          3,000

22

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
SEPTEMBER 30, 2004 (UNAUDITED)

PRINCIPAL                                                    COUPON            FINAL
   AMOUNT     SECURITY                                         RATE         MATURITY          VALUE
---------------------------------------------------------------------------------------------------
  $33,145     Oakland County EDC Limited Obligation RB,
                Series 2004 (LOC - Fifth Third Bank)           1.77%       3/01/2029     $   33,145
   13,870     Strategic Fund Limited Obligation RB,
                Series 2002 (LOC - Allied Irish Banks plc)     1.94        5/01/2032         13,870

              MINNESOTA (0.6%)
    3,500     Robbinsdale MFH RB, Series 2004C
                (LOC - La Salle National Bank, N.A.)           1.60        4/01/2029          3,500
              St. Paul Housing and Redevelopment Auth. RB,
    6,900       Series 2001 (LOC - Wells Fargo Bank, N.A.)     1.30       10/01/2011          6,900
    1,300       Series 2002 (LOC - Allied Irish Banks plc)     1.77        5/01/2022          1,300

              MISSISSIPPI (0.1%)
    1,625     Hospital Equipment and Facilities Auth. RB,
                Series 2000 (LOC - AmSouth Bank, N.A.)         1.84        7/01/2015          1,625

              MISSOURI (3.1%)
              Health and Educational Facilities Auth. RB,
   13,500       Series 1998 (LOC - Commerce Bank,
                N.A., Missouri)                                1.87        7/01/2023         13,500
    4,500       Series 1998B (LOC - Allied Irish Banks plc)    1.74        6/01/2023          4,500
    9,955       Series 1999A (LOC - U.S. Bank, N.A.)           1.77        8/15/2024          9,955
    9,400       Series 2000 (LOC - Commerce Bank,
                N.A., Missouri)                                1.87        7/01/2025          9,400
    1,700       Series 2002 (LOC - U.S. Bank, N.A.)            1.77       11/01/2027          1,700
    8,735       Series 2003 (LOC - Southwest
                Bank of St. Louis)                             1.79        6/01/2023          8,735
    1,000       Series 2004A (LOC - Bank of America, N.A.)     1.74        7/01/2029          1,000
    7,795     Kansas City MFH RB, Series 1995 (NBGA)           1.55        9/01/2025          7,795

              NEBRASKA (0.1%)
    2,130     Sarpy County PCRB, Series 1995                   1.85        7/01/2013          2,130

              NEW HAMPSHIRE (1.0%)
    8,290     Higher Educational and Health Facilities RB,
                Series 1996 (LOC - Fleet National Bank)        1.73        5/01/2026          8,290
   10,800     Manchester Housing Auth. MFH RB,
                Series 1990A (LOC - PNC Bank, N.A.)            1.75        6/15/2015         10,800

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
SEPTEMBER 30, 2004 (UNAUDITED)

PRINCIPAL                                                    COUPON            FINAL
   AMOUNT     SECURITY                                         RATE         MATURITY          VALUE
---------------------------------------------------------------------------------------------------
              NEW JERSEY (0.9%)
  $13,750     Camden County Improvement Auth. RB,
                Series 2004B (LOC - Commerce Bank,
                N.A., Cherry Hill, NJ)                         1.79%       8/01/2032     $   13,750
    3,520     Economic Development Auth. RB,
                Series 2003 (Baptist Home Society)
                (LOC - Valley National Bank)                   1.95        3/01/2031          3,520

              NEW YORK (1.7%)
    3,800     Babylon IDA RB, Series 1998 (LIQ)(INS)           1.66        1/01/2019          3,800
                Chautauqua County IDA RB,
      350       Series 2000A (LOC - PNC Bank, N.A.)            1.77        8/01/2030            350
    1,300       Series 2001A (LOC - PNC Bank, N.A.)            1.77       12/01/2031          1,300
    2,730     Dormitory Auth. RB, MERLOT,
                Series 2003 A35 (LIQ)(INS)(a)                  1.71        8/01/2023          2,730
    2,100     Lancaster IDA RB, Series 2000
                (LOC - Manufacturers & Traders Trust)          1.70       11/01/2032          2,100
    1,640     MTA RB, Series 2004A-4 (LIQ)(INS)                1.64       11/01/2034          1,640
      600     New York City Housing Development Corp.
                Multi-Family Mortgage RB, Series 2004A
                (LOC - HSBC Bank USA)                          1.71        8/01/2036            600
      400     New York City IDA RB (MLO), Series 2002
                (LOC - Allied Irish Banks plc)                 1.65       12/01/2034            400
    8,700     Ramapo Housing Auth. RB, Series 1998
                (LOC - Manufacturers & Traders Trust)          1.79       12/01/2029          8,700
    3,000     Rockland County IDA RB, Series 1999
                (LOC - Manufacturers & Traders Trust)          1.79        2/01/2029          3,000
    6,195     Triborough Bridge and Tunnel Auth. RB,
                Series 2002E, ABN AMRO MuniTops
                Series 2002-31 (LIQ)(INS)(a)                   1.70       11/15/2010          6,195

              NORTH CAROLINA (0.5%)
    8,350     Medical Care Commission Hospital RB,
                Series 2002A (LOC - Branch Banking &
                Trust Co., NC)                                 1.72        9/01/2022          8,350

              OHIO (2.2%)
    6,000     Clarke County IDA RB
                (LOC - Deutsche Bank, A.G.)                    1.97       12/01/2010          6,000
    2,000     Clermont County Economic Development RB,
                Series 2002 (LOC - Fifth Third Bank)           1.79        8/01/2022          2,000

24

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
SEPTEMBER 30, 2004 (UNAUDITED)

PRINCIPAL                                                    COUPON            FINAL
   AMOUNT     SECURITY                                         RATE         MATURITY          VALUE
---------------------------------------------------------------------------------------------------
  $ 9,525     Crawford County Hospital Facilities RB,
                Series 2003 (LOC - Huntington
                National Bank)                                 1.75%      10/01/2023     $    9,525
    3,720     Cuyahoga County IDRB (MLO), Series 2000
                (LOC - Bank One, N.A.)                         1.85       11/01/2019          3,720
    3,600     Hilliard IDRB, Series 2003
                (LOC - U.S. Bank, N.A.)                        1.84        8/01/2012          3,600
    7,130     Mahoning County Hospital RB,
                Series 2002B (LOC - Fifth Third Bank)          1.73       12/01/2027          7,130
    2,800     Meigs County IDRB, Series 2003
                (LOC - U.S. Bank, N.A.)                        1.84        8/01/2012          2,800
    2,535     Montgomery County Health Care Facilities RB,
                Series 2002 (LOC - Bank One, N.A.)             1.85        5/01/2022          2,535
    3,000     Warren County IDRB, Series 2003
                (LOC - U.S. Bank, N.A.)                        1.84        8/01/2012          3,000

              OKLAHOMA (4.8%)
    8,400     Garfield County Industrial Auth. PCRB,
                Series 1995A                                   1.85        1/01/2025          8,400
              Muskogee Industrial Trust PCRB,
   30,900       Series 1995A                                   1.85        1/01/2025         30,900
   28,400       Series 1997A                                   1.95        6/01/2027         28,400
              Muskogee Industrial Trust RB,
    2,660       Series 1985 (Mall Ltd. D Project)
                (LOC - Bank of America, N.A.)                  1.88       12/01/2015          2,660
    2,200       Series 1985 (Warmack Project)
                (LOC - Bank of America, N.A.)                  1.88       12/01/2015          2,200
    5,275     State IDA RB, Series 1998
                (LOC - Bank One, N.A., Chicago)                1.85        8/01/2018          5,275
   10,000     Tulsa Industrial Auth. RB,
                Series 2000 (NBGA)(a)                          1.73       11/01/2030         10,000

              OREGON (1.4%)
    1,400     Health, Housing, Educational, and
                Cultural Facilities Auth. RB,
                Series 1995A (LOC - Allied Irish Banks plc)    1.72        7/01/2025          1,400
   25,000     Port of Portland Public Grain Elevator RB,
                Series 1984 (LOC - Wachovia Bank, N.A.)        1.93       12/01/2014         25,000

              PENNSYLVANIA (1.8%)
              Allegheny County IDA RB,
    2,000       Series 2002 (LOC - PNC Bank, N.A.)             1.76        6/01/2022          2,000

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
SEPTEMBER 30, 2004 (UNAUDITED)

PRINCIPAL                                                    COUPON            FINAL
   AMOUNT     SECURITY                                         RATE         MATURITY          VALUE
---------------------------------------------------------------------------------------------------
  $ 7,500       Series 2002 (LOC - Citizens
                Bank of Pennsylvania)                          1.70%       8/01/2032     $    7,500
    6,000     Allentown Redevelopment Auth. MFH RB,
                Series 1990 (LOC - Societe Generale)           1.60        7/01/2020          6,000
    5,250     Chartiers Valley Industrial and
                Commercial Development Auth. RB,
                Series 1982                                    2.05       11/15/2017          5,250
    9,700     Horizon Hospital System Auth. Senior
                Health and Housing Facilities RB,
                Series 2002 (LOC - Manufacturers &
                Traders Trust)                                 1.79        1/01/2033          9,700
    2,500     Pottstown Borough Auth. Educational
                Facilities RB, Series 2002
                (LOC - Allied Irish Banks plc)                 1.72        8/01/2032          2,500

              SOUTH CAROLINA (2.6%)
   10,500     Economic Development Auth. RB,
                Series 2002 (LOC - Bank of America, N.A.)      1.75        5/01/2032         10,500
    6,200     Greenville County Industrial RB,
                Series 1984 (LOC - Wells Fargo Bank, N.A.)     1.71        7/01/2014          6,200
              Jobs-Economic Development Auth. RB,
   14,000       Series 2003 (LOC - Bank of America, N.A.)      1.73        9/01/2033         14,000
   18,000       Series 2004C (LOC - National Bank of
                South Carolina)                                1.58        5/15/2032         18,000

              SOUTH DAKOTA (1.3%)
              Health and Educational Facilities Auth. RB,
   18,075       Series 2000 (LIQ)(INS)                         1.60        7/01/2025         18,075
    5,000       Series 2004B (LOC - U.S. Bank, N.A.)           1.60       11/01/2034          5,000

              TENNESSEE (3.0%)
    7,000     Dayton IDB RB, Series 2001
                (LOC - AmSouth Bank, N.A.)                     1.84        7/01/2036          7,000
    5,950     Knox County Health, Educational and
                Housing Facilities Board RB,
                Series 2002 (LOC - Bank of New York)           1.87        4/01/2027          5,950
    4,815     Memphis Health, Educational and Housing
                Facility Board Bonds, Series 2000 (NBGA)(a)    1.73        8/01/2032          4,815
    4,800     Nashville and Davidson County Health and
                Educational Facilities RB,
                Series 2000 (LOC - AmSouth Bank, N.A.)         1.84        8/01/2020          4,800

26

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
SEPTEMBER 30, 2004 (UNAUDITED)

PRINCIPAL                                                    COUPON            FINAL
   AMOUNT     SECURITY                                         RATE         MATURITY          VALUE
---------------------------------------------------------------------------------------------------
              Nashville and Davidson County IDB MFH RB,
  $ 6,710       Series 1989 (LOC - Societe Generale)           1.60%       9/01/2019     $    6,710
    9,680       Series 1989 (LOC - Societe Generale)           1.60       10/01/2019          9,680
    1,750     Nashville and Davidson County IDB RB,
                Series 1999 (LOC - AmSouth Bank, N.A.)         1.89        7/01/2006          1,750
    4,900     Shelby County Health, Educational, and
                Housing Facility RB, Series 2001
                (LOC - Allied Irish Banks plc)                 1.74        6/01/2026          4,900
    4,170     Sumner County Health, Educational, and
                Housing Facilities RB, Series 1999A (NBGA)(a)  1.84        6/01/2029          4,170
              Williamson County IDB RB,
    2,750       Series 2000 (LOC - AmSouth Bank, N.A.)         1.84        3/01/2020          2,750
    2,500       Series 2003 (LOC - SunTrust Bank)              1.75        4/01/2023          2,500

              TEXAS (3.0%)
   10,400     Alamo Heights Higher Education Facility RB,
                Series 1999A (LOC - Bank One,
                N.A., Chicago)                                 1.80        4/01/2019         10,400
    3,605     Bell County Health Facilities
                Development Corp. RB, Series 1998
                (LOC - JPMorgan Chase & Co.)                   1.74        5/01/2023          3,605
    2,775     Cameron Education Corp. RB, Series 2001
                (LOC - Bank One, N.A., Chicago)                1.85        6/01/2031          2,775
    3,665     Houston Higher Education Finance Corp. RB,
                Series 2000 (LOC - JPMorgan Chase & Co.)       1.74        7/01/2020          3,665
    2,100     Jewett Economic Development Corp. IDRB,
                Series 2002B                                   1.73        8/01/2009          2,100
    1,000     McAllen Health Facilities
                Development Corp. RB, Series 1984
               (LOC - Bank of America, N.A.)                   1.84       12/01/2024          1,000
    2,100     North Central Health Facilities
                Development Corp. RB, Series 2000
                (LOC - Allied Irish Banks plc)                 1.73       12/01/2030          2,100
    1,800     North Central IDA RB, Series 1983                2.10       10/01/2013          1,800
    3,100       Polly Ryon Hospital Auth. RB, Series 1999
                (LOC - JPMorgan Chase & Co.)                   1.74       11/01/2024          3,100
    4,115     San Antonio Education Facilities Corp. RB,
                Series 2003A (LOC - Bank One, N.A.,
                Chicago)                                       1.74       12/01/2023          4,115
    8,620     Tarrant County Housing Finance Corp. MFH RB,
                Series 1985 (LOC - Compass Bank)               1.76       12/01/2025          8,620

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
SEPTEMBER 30, 2004 (UNAUDITED)

PRINCIPAL                                                    COUPON            FINAL
   AMOUNT     SECURITY                                         RATE         MATURITY          VALUE
---------------------------------------------------------------------------------------------------
  $ 7,700     Trinity River IDA RB, Series 1997                1.95%       1/01/2013     $    7,700
    4,685     Univ. of Texas RB, Series 2003B, MERLOT,
                Series 2003 B-14 (LIQ)(a)                      1.72        8/15/2022          4,685

              UTAH (0.1%)
    1,500     Box Elder County PCRB, Series 2002               1.73        4/01/2028          1,500

              VIRGINIA (0.6%)
    5,700     Clarke County IDA RB, Series 2000 (LIQ)(INS)     1.70        1/01/2030          5,700
    2,500     Fairfax County Economic Development Auth.
                RB, ABN AMRO MuniTops Certificates Trust,
                Series 2003-33 (LIQ)(INS)(a)                   1.72        4/01/2011          2,500
    2,740     Peninsula Ports Auth. Health Systems RB,
                Series 2004                                    1.73        7/01/2037          2,740

              WASHINGTON (1.0%)
    4,970     State GO, Series R-2003A, MERLOT,
                Series 2002 A65 (LIQ)(INS)(a)                  1.74        1/01/2014          4,970
   10,610     State Higher Education Facilities Auth. RB,
                Series 2001                                    1.82       10/01/2031         10,610
    3,500     State Housing Finance Commission RB,
                Series 2003 (LOC - Washington Mutual Bank)     1.77        6/01/2024          3,500

              WEST VIRGINIA (0.7%)
    2,775     Harrison County Commercial Development RB,
                Series 2004 (LOC - U.S. Bank, N.A.)            1.84       12/01/2012          2,775
    8,630     Marshall County PCRB, Series 1994                1.85        3/01/2026          8,630
    2,200     Ripley Commercial Development RB,
                Series 2004 (LOC - U.S. Bank, N.A.)            1.84       12/01/2012          2,200

              WISCONSIN (3.3%)
              Health and Educational Facilities Auth. RB,
    1,100       Series 2001 (LOC - Bank One, N.A., Chicago)    1.85        5/01/2026          1,100
    9,500       Series 2001B (LOC - Harris Trust &
                Savings Bank)                                  1.70       11/01/2011          9,500
    3,250       Series 2003 (LOC - Bank One, N.A., Chicago)    1.73        7/01/2028          3,250
    8,000     Milwaukee IDRB, Series 1995                      1.87        9/01/2015          8,000
    3,200     Milwaukee Redevelopment Auth. RB,
                Series 2002 (LOC - HSH NordBank)               1.76        5/01/2025          3,200
    3,100     Oak Creek PCRB, Series 1986                      1.80        8/01/2016          3,100
              Pleasant Prairie PCRB,
    1,490       Series 1995A                                   1.87        9/01/2030          1,490

28

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
SEPTEMBER 30, 2004 (UNAUDITED)

PRINCIPAL                                                    COUPON            FINAL
   AMOUNT     SECURITY                                         RATE         MATURITY          VALUE
---------------------------------------------------------------------------------------------------
  $10,650       Series 1995B                                   1.87%       9/01/2030     $   10,650
   10,000       Series 1995C                                   1.87        9/01/2030         10,000
    7,250     Sheboygan PCRB, Series 1995                      1.87        9/01/2015          7,250
    2,700     Whitefish Bay Village RB, Series 2000
                (LOC - Bank One, N.A., Chicago)                1.85        4/01/2020          2,700

              WYOMING (2.4%)
   10,000     Gillette PCRB, Series 1988 (Pacificorp)
                (LOC - Barclays Bank plc)                      1.73        1/01/2018         10,000
              Sweetwater County PCRB,
    5,000       Series 1990A                                   1.69        7/01/2015          5,000
    6,135       Series 1992A                                   1.95        4/01/2005          6,135
   22,700       Series 1996B                                   1.78        7/15/2026         22,700
      100       Series 1996C                                   1.77        7/15/2026            100
                                                                                         ----------
              Total variable-rate demand notes (cost: $1,513,136)                         1,513,136
                                                                                         ----------
              ADJUSTABLE-RATE NOTE (0.2%)

              TEXAS
    4,000     College Station ISD TRAN, Series 2004
                (acquired 9/28/2004; cost: $4,000)(c)
                (cost: $4,000)                                 1.84        8/31/2005          4,000
                                                                                         ----------
              PUT BONDS (13.5%)

              ALASKA (0.7%)
   12,095     Housing Finance Corp. Bonds,
                Series 2003B (LIQ)(INS)                        1.17       12/01/2023         12,095

              CALIFORNIA (0.9%)
              Statewide Communities Development Auth. RB,
    4,000       Series 2001A                                   1.25        8/01/2031          4,000
    2,900       Series 2001B                                   1.75        8/01/2031          2,900
   10,000       Series 2004E                                   1.08        4/01/2032         10,000

              COLORADO (1.1%)
    3,000     Bachelor Gulch Metropolitan District GO,
                Series 2004 (LOC - Compass Bank)               1.20       12/01/2023          3,000
    4,500     Castlewood GO, Series 2004
                (LOC - U.S. Bank, N.A.)                        1.15       12/01/2034          4,500

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
SEPTEMBER 30, 2004 (UNAUDITED)

PRINCIPAL                                                    COUPON            FINAL
   AMOUNT     SECURITY                                         RATE         MATURITY          VALUE
---------------------------------------------------------------------------------------------------
  $ 3,000     Central Platte Valley Metropolitan District GO,
                Series 2001B (LOC - U.S. Bank, N.A.)           1.30%      12/01/2031     $    3,000
    2,075     Superior/McCaslin Interchange
                Metropolitan District GO, Series 2004
                (LOC - U.S. Bank, N.A.)                        1.10       11/15/2024          2,075
    3,700     Triview Metropolitan District GO,
                Series 2003A (LOC - Compass Bank)              1.38       11/01/2023          3,700
    3,385     Wildgrass Metropolitan District GO,
                Series 2004 (LOC - Compass Bank)               1.60       12/01/2034          3,385

              FLORIDA (2.8%)
   14,000     Putnam County Development Auth. PCRB,
                Series 1984D (NBGA)                            1.40       12/15/2009         14,000
              Sarasota County Public Hospital CP,
   25,000       Series 1996A                                   1.68       10/01/2028         25,000
   12,800       Series 1996A                                   1.61       10/01/2028         12,800

              GEORGIA (0.8%)
   11,100     Burke County Development Auth. PCRB,
                Series 2000                                    1.08        9/01/2030         11,100
    3,715     Marietta Housing Auth. MFH RB,
                Series 1985E (NBGA)                            1.25        1/15/2009          3,715

              ILLINOIS (1.4%)
   25,000     Health Facilities Auth. RB, Series 1988          1.38        8/15/2010         25,000

              INDIANA (0.3%)
              Sullivan PCRB,
    4,300       Series 1985L-2 (NBGA)                          1.37       12/01/2014          4,300
    1,100       Series 1985L-5 (NBGA)                          1.37       12/01/2014          1,100

              MARYLAND (2.5%)
   19,595     Anne Arundel County PCRB, Series 1984            2.05        7/01/2014         19,595
   26,900     Anne Arundel County Port Facilities RB,
                Series 1985                                    1.30        6/01/2013         26,900

              MINNESOTA (0.4%)
    7,895     Minneapolis Society of Fine Arts Revenue
                Notes, Series 2003                             1.38       10/14/2015          7,895

              MISSISSIPPI (0.6%)
   11,045     Claiborne County PCRB, Series 1985G-1 (NBGA)     1.82       12/01/2015         11,045

30

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
SEPTEMBER 30, 2004 (UNAUDITED)

PRINCIPAL                                                    COUPON            FINAL
   AMOUNT     SECURITY                                         RATE         MATURITY          VALUE
---------------------------------------------------------------------------------------------------
              MONTANA (1.5%)
              Board of Investments Municipal Finance
                Consolidation Act Bonds,
  $ 9,740       Series 1997 (NBGA)                             1.25%       3/01/2017     $    9,740
   12,285       Series 1998 (NBGA)                             1.25        3/01/2018         12,285
    5,700       Series 2003 (NBGA)                             1.25        3/01/2028          5,700

              NEW YORK (0.0%)(d)
      500     State GO, Series 2000B
                (LOC - Dexia Credit Local)                     1.58        3/15/2030            500

              PENNSYLVANIA (0.1%)
    2,000     State Higher Educational Facilities Auth. RB,
                Series 2004M-3
                (LOC - Manufacturers& Traders Trust)           1.10       11/01/2033          2,000

              TEXAS (0.4%)
    7,200     Richardson ISD, Series 2000 (LIQ)(NBGA)          1.10        8/15/2024          7,200
                                                                                         ----------
              Total put bonds (cost: $248,530)                                              248,530
                                                                                         ----------
              FIXED-RATE INSTRUMENTS (4.3%)

              INDIANA (0.7%)
    8,500     Elkhart Community Schools Tax Anticipation
                Time Warrants, Series 2004B                    2.00       12/31/2004          8,515
    5,500     Univ. Refunding Student Fee Bonds,
                Series H (INS)                                 1.73(b)     8/01/2005          5,422

              MINNESOTA (1.6%)
    5,500     Albert Lea ISD No. 241 GO,
                Series 2004A (NBGA)                            3.00        9/05/2005          5,561
    3,985     Brooklyn Center ISD No. 286 GO,
                Series 2004B (NBGA)                            3.00        8/01/2005          4,026
    1,105     Clearbrook-Gonvick ISD No. 2311 GO,
                Series 2004A (NBGA)                            3.00        8/13/2005          1,116
    2,430     Crosby-Ironton ISD No. 182 GO,
                Series 2004A (NBGA)                            2.25        9/12/2005          2,440
    3,000     Farmington ISD No. 192 GO,
                Series 2004A (NBGA)                            3.00        9/16/2005          3,036
    1,425     Holdingford ISD No. 738 GO,
                Series 2004 (NBGA)                             3.00        9/08/2005          1,442

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
SEPTEMBER 30, 2004 (UNAUDITED)

PRINCIPAL                                                    COUPON            FINAL
   AMOUNT     SECURITY                                         RATE         MATURITY          VALUE
---------------------------------------------------------------------------------------------------
  $ 2,000     Perham ISD No. 549 GO,
                Series 2004A (NBGA)                            3.00%       9/30/2005     $    2,024
    3,000     Prior Lake ISD No. 719 GO,
                Series 2004A (NBGA)                            1.75        8/01/2005          3,031
    1,740     Sibley East ISD No. 2310 GO,
                Series 2004A (NBGA)                            2.25        8/29/2005          1,749
    2,400     South St. Paul Special School District
                No. 006 GO, Series 2004 (NBGA)                 3.00        9/30/2005          2,430
    1,980     Watertown-Mayer ISD No. 111 GO,
                Series 2004A (NBGA)                            3.00        8/13/2005          2,001

              MISSOURI (0.7%)
    7,500     Health and Educational Facilities Auth.
                School District Advance Funding Program
                Notes, Series 2003L                            1.15       10/29/2004          7,500
    5,000     Public Utilities Commission Interim
                Construction Notes, Series 2003                2.00       10/15/2004          5,002

              NEW YORK (0.1%)
    2,000     South Orangetown CSD TAN, Series 2004-2005       3.00        6/30/2005          2,020

              PENNSYLVANIA (0.3%)
    5,300     North Wales Water Auth. Rural Water Projects
                Revenue Notes, Series 2003                     2.00       11/01/2004          5,304

              TEXAS (0.3%)
    5,000     Houston GO, Series E                             1.25       10/13/2004          5,000

              WISCONSIN (0.6%)
   11,835     Rural Water Construction BAN, Series 2003        2.00       10/15/2004         11,839
                                                                                         ----------
              Total fixed-rate instruments (cost: $79,458)                                   79,458
                                                                                         ----------
              TOTAL INVESTMENTS (COST: $1,845,124)                                       $1,845,124
                                                                                         ==========

32

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA TAX EXEMPT MONEY MARKET FUND
SEPTEMBER 30, 2004 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         Values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The cost of securities at September 30, 2004, for federal income tax purposes, was approximately the same as that reported in the financial statements.

         The portfolio of investments category percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board of Directors, unless otherwise noted as illiquid.

         (b) Zero-coupon security. Rate represents the effective yield at date of purchase.

         (c) Security deemed illiquid by USAA Investment Management Company (the Manager), under liquidity guidelines approved by the Board of Directors, and valued using methods determined by a pricing service, under valuation procedures approved by the Board of Directors. The market value of this security at September 30, 2004, was $4,000,000, which represented 0.2% of the Fund's net assets.

         (d) Represents less than 0.1% of net assets.

         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
SEPTEMBER 30, 2004 (UNAUDITED)

ASSETS
   Investments in securities (valued at amortized cost)                        $1,845,124
   Cash                                                                                58
   Receivables:
      Capital shares sold                                                           5,030
      Interest                                                                      3,345
                                                                               ----------
         Total assets                                                           1,853,557
                                                                               ----------
LIABILITIES
   Payables:
      Securities purchased                                                          4,000
      Capital shares redeemed                                                       2,583
      Dividends on capital shares                                                      64
   Accrued management fees                                                            426
   Other accrued expenses and payables                                                112
                                                                               ----------
         Total liabilities                                                          7,185
                                                                               ----------
            Net assets applicable to capital shares outstanding                $1,846,372
                                                                               ==========
NET ASSETS CONSIST OF:
   Paid-in capital                                                             $1,846,372
                                                                               ==========
   Capital shares outstanding                                                   1,846,372
                                                                               ==========
   Authorized shares of $.01 par value                                          3,235,000
                                                                               ==========
   Net asset value, redemption price, and offering price per share             $     1.00
                                                                               ==========

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

34

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
SIX MONTH PERIOD ENDED SEPTEMBER 30, 2004 (UNAUDITED)

INVESTMENT INCOME
   Interest income                                                       $11,528
                                                                         -------
EXPENSES
   Management fees                                                         2,609
   Administrative and servicing fees                                         932
   Transfer agent's fees                                                     438
   Custody and accounting fees                                               238
   Postage                                                                    65
   Shareholder reporting fees                                                 50
   Directors' fees                                                             4
   Registration fees                                                          36
   Professional fees                                                          45
   Other                                                                      30
                                                                         -------
      Total expenses                                                       4,447
   Expenses paid indirectly                                                   (5)
                                                                         -------
      Net expenses                                                         4,442
                                                                         -------
NET INVESTMENT INCOME                                                    $ 7,086
                                                                         =======

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T S
====================------------------------------------------------------------
                     of CHANGES in NET ASSETS
                     (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
SIX MONTH PERIOD ENDED SEPTEMBER 30, 2004 (UNAUDITED)
AND YEAR ENDED MARCH 31, 2004

                                                                 9/30/2004       3/31/2003
                                                                --------------------------
FROM OPERATIONS
   Net investment income                                        $    7,086      $   13,800
   Net realized gain on investments                                      -               5
                                                                --------------------------
      Increase in net assets resulting from operations               7,086          13,805
                                                                --------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                            (7,091)        (13,800)
                                                                --------------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                       680,675       1,505,478
   Dividend reinvestments                                            6,803          13,283
   Cost of shares redeemed                                        (699,467)     (1,649,587)
                                                                --------------------------
      Decrease in net assets from
         capital share transactions                                (11,989)       (130,826)
                                                                --------------------------
   Net decrease in net assets                                      (11,994)       (130,821)

NET ASSETS
   Beginning of period                                           1,858,366       1,989,187
                                                                --------------------------
   End of period                                                $1,846,372      $1,858,366
                                                                ==========================
Accumulated undistributed net investment income:
   End of period                                                $        -      $        5
                                                                ==========================
CHANGE IN SHARES OUTSTANDING
   Shares sold                                                     680,675       1,505,478
   Shares issued for dividends reinvested                            6,803          13,283
   Shares redeemed                                                (699,467)     (1,649,587)
                                                                --------------------------
      Decrease in shares outstanding                               (11,989)       (130,826)
                                                                ==========================

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

36

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA TAX EXEMPT MONEY MARKET FUND
SEPTEMBER 30, 2004 (UNAUDITED)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA Tax Exempt Fund, Inc. (the Company), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company incorporated under the laws of Maryland consisting of 10 separate funds. The information presented in this semiannual report pertains only to the USAA Tax Exempt Money Market Fund (the Fund). The Fund's investment objective is to provide investors with interest income that is exempt from federal income tax, with a further objective of preserving capital and maintaining liquidity.

              A. SECURITY VALUATION - The value of each security is determined
                 (as of the close of trading on the New York Stock Exchange on each business day the exchange is open) as set forth below:

                 1. Pursuant to Rule 2a-7 under the Investment Company Act of
                    1940, securities in the Fund are stated at amortized cost, which approximates market value. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or discounts.

                 2. Securities for which valuations are not readily available or are considered unreliable are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures and procedures to stabilize net asset value approved by the Company's Board of Directors.

              B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA TAX EXEMPT MONEY MARKET FUND
SEPTEMBER 30, 2004 (UNAUDITED)

              C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold
                 (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities using the straight-line method.

              D. SECURITIES PURCHASED ON A WHEN-ISSUED BASIS - Delivery and
                 payment for securities that have been purchased by the Fund on a when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The Fund had no when-issued commitments as of September 30, 2004.

              E. EXPENSES PAID INDIRECTLY - Through arrangements with the
                 Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts are used to reduce the Fund's expenses. For the six-month period ended September 30, 2004, these custodian and other bank credits reduced the Fund's expenses by $5,000.

              F. INDEMNIFICATIONS - Under the Company's organizational
                 documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Company. In addition, in the normal course of business the Company enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Company's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Company that have not yet occurred. However, the Company expects the risk of loss to be remote.

38

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA TAX EXEMPT MONEY MARKET FUND
SEPTEMBER 30, 2004 (UNAUDITED)

              G. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINES OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates with other USAA funds in two joint, short-term, revolving, committed loan agreements totaling $500 million: $400 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager, and $100 million with Bank of America and State Street Bank and Trust Company (State Street), under which Bank of America and State Street have each committed $50 million. The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities.

         Subject to availability under its agreement with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup. Subject to availability under its agreement with Bank of America and State Street, the Fund may borrow from Bank of America and State Street, at the federal funds rate plus a 0.50% markup, an amount which, when added to outstanding borrowings under the CAPCO agreement, does not exceed 15% of the Fund's total assets.

         The USAA funds that are party to the loan agreements are assessed facility fees in aggregate by Bank of America and State Street in an annual amount equal to 0.09% of the $100 million loan agreement, whether used or not, and by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.09% annually of the $400 million loan agreement).

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA TAX EXEMPT MONEY MARKET FUND
SEPTEMBER 30, 2004 (UNAUDITED)

         The facility fees are allocated among the funds based on their respective average net assets for the period. For the six-month period ended September 30, 2004, the Fund paid CAPCO facility fees of $7,000. The Fund had no borrowings under either of these agreements during the six-month period ended September 30, 2004.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of March 31, 2005, in accordance with applicable tax law.

         Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

(4) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

              A. MANAGEMENT FEES - The Manager carries out the Fund's
                 investment policies and manages the Fund's portfolio. The Fund's management fees are accrued daily and paid monthly at an annualized rate of 0.28% of the Fund's average net assets. For the six-month period ended September 30, 2004, the Fund incurred total management fees, paid or payable to the Manager, of $2,609,000.

              B. ADMINISTRATIVE AND SERVICING FEES - The Manager provides certain administrative and shareholder servicing functions for the Fund. For such services the Manager receives a fee accrued daily and paid monthly, at an annualized rate of 0.10% of the Fund's average net assets. For the six-month period ended September 30, 2004, the Fund incurred administrative and servicing fees, paid or payable to the Manager, of $932,000.

40

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA TAX EXEMPT MONEY MARKET FUND
SEPTEMBER 30, 2004 (UNAUDITED)

              C. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a
                 USAA Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. For the six-month period ended September 30, 2004, the Fund incurred transfer agent's fees, paid or payable to USAA Transfer Agency Company, of $438,000.

              D. UNDERWRITING SERVICES - The Manager provides exclusive
                 underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(5) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         Certain directors and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated directors or Fund officers received any compensation from the Fund.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
          (continued)

USAA TAX EXEMPT MONEY MARKET FUND
SEPTEMBER 30, 2004 (UNAUDITED)

(8) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                       SIX-MONTH
                                      PERIOD ENDED
                                      SEPTEMBER 30,                              YEAR ENDED MARCH 31,
                                    --------------------------------------------------------------------------------------------
                                          2004              2004            2003            2002            2001            2000
                                    --------------------------------------------------------------------------------------------
Net asset value at
   beginning of period              $     1.00        $     1.00      $     1.00      $     1.00      $     1.00      $     1.00
                                    --------------------------------------------------------------------------------------------
Income from investment
   operations:
   Net investment income                   .00(c)            .01             .01             .02             .04             .03
   Net realized and
      unrealized gain                        -               .00(c)            -               -               -               -
                                    --------------------------------------------------------------------------------------------
Total from investment
   operations                              .00(c)            .01             .01             .02             .04             .03
                                    --------------------------------------------------------------------------------------------
Less distributions:
   From net investment income             (.00)(c)          (.01)           (.01)           (.02)           (.04)           (.03)
                                    --------------------------------------------------------------------------------------------
Net asset value at end of period    $     1.00        $     1.00      $     1.00      $     1.00      $     1.00      $     1.00
                                    ============================================================================================
Total return (%)*                          .38               .71            1.14            2.08            3.88            3.27

Net assets at end of period (000)   $1,846,372        $1,858,366      $1,989,187      $1,925,867      $1,940,153      $1,863,214

Ratio of expenses to average
   net assets (%)**                        .48(a,b)          .47(b)          .47(b)          .45(b)          .38(b)          .38(b)

Ratio of net investment
   income to average
   net assets (%)**                        .76(a)            .71            1.13            2.06            3.80            3.24

  * Assumes reinvestment of all net investment income distributions during the period.
 ** For the six-month period ended September 30, 2004, average net assets were
    $1,858,273,000.
(a) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(b) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly did not affect the Fund's expense ratios.
(c) Represents less than $0.01 per share.

42

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE

USAA TAX EXEMPT MONEY MARKET FUND
SEPTEMBER 30, 2004 (UNAUDITED)

EXAMPLE
--------------------------------------------------------------------------------

         As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This Example is intended to help you understand your indirect costs, also referred to as "ongoing costs," (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

         The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of April 1, 2004, through September 30, 2004.

ACTUAL EXPENSES
--------------------------------------------------------------------------------

         The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
--------------------------------------------------------------------------------

         The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE

USAA TAX EXEMPT MONEY MARKET FUND
SEPTEMBER 30, 2004 (UNAUDITED)

         use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

         Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                 EXPENSES PAID
                                    BEGINNING               ENDING               DURING PERIOD*
                                  ACCOUNT VALUE         ACCOUNT VALUE            APRIL 1, 2004 -
                                  APRIL 1, 2004       SEPTEMBER 30, 2004       SEPTEMBER 30, 2004
                                  ---------------------------------------------------------------
Actual                              $1,000.00              $1,003.80                  $2.39

Hypothetical
   (5% return before expenses)       1,000.00               1,022.68                   2.42

        *Expenses are equal to the Fund's annualized expense ratio of 0.48%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/365 days (to reflect the one-half year period). The Fund's ending account value on the first line in the table is based on its actual total return of 0.38% for the six-month period of April 1, 2004, to September 30, 2004.

44

 N O T E S
==========----------------------------------------------------------------------

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

            DIRECTORS    Robert G. Davis, CHAIRMAN OF THE BOARD
                         Christopher W. Claus, VICE CHAIRMAN OF THE BOARD
                         Barbara B. Dreeben
                         Robert L. Mason, Ph.D.
                         Michael F. Reimherr
                         Laura T. Starks, Ph.D.
                         Richard A. Zucker

       ADMINISTRATOR,    USAA Investment Management Company
  INVESTMENT ADVISER,    P.O. Box 659453
         UNDERWRITER,    San Antonio, Texas 78265-9825
      AND DISTRIBUTOR

       TRANSFER AGENT    USAA Shareholder Account Services
                         9800 Fredericksburg Road
                         San Antonio, Texas 78288

            CUSTODIAN    State Street Bank & Trust Company
                         P.O. Box 1713
                         Boston, Massachusetts 02105

          INDEPENDENT    Ernst & Young LLP
    REGISTERED PUBLIC    100 West Houston St., Suite 1900
      ACCOUNTING FIRM    San Antonio, Texas 78205

            TELEPHONE    Call toll free - Central time
     ASSISTANCE HOURS    Monday - Friday, 7 a.m. to 10 p.m.
                         Saturday, 8:30 a.m. to 5 p.m.
                         Sunday, 10:30 a.m. to 7 p.m.

       FOR ADDITIONAL    (800) 531-8181
    INFORMATION ABOUT    For account servicing, exchanges,
         MUTUAL FUNDS    or redemptions
                         (800) 531-8448

      RECORDED MUTUAL    24-hour service (from any phone)
    FUND PRICE QUOTES    (800) 531-8066

          MUTUAL FUND    (from touch-tone phones only)
       USAA TOUCHLINE    For account balance, last transaction, fund
                         prices, or to exchange or redeem fund shares
                         (800) 531-8777

      INTERNET ACCESS    USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

AS A RESULT OF RULES RECENTLY ADOPTED BY THE SEC, THE FUND WILL FILE ITS COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. THESE FORMS N-Q WILL BE AVAILABLE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. THESE FORMS N-Q ALSO MAY BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING (800) SEC-0330.

                                                        [LOGO OF RECYCLED PAPER]
                                                                Recycled
                                                                  Paper

--------------------------------------------------------------------------------

[LOGO OF USAA]    9800 Fredericksburg Road                   -------------
   USAA(R)        San Antonio, Texas 78288                     PRSRT STD
                                                                  U.S.
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and others electronically.
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          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
              USAA                ----------------------------------
                                     INSURANCE o MEMBER SERVICES

39598-1104                                   (C)2004, USAA. All rights reserved.


ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 10.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Tax Exempt Fund, Inc. (Fund) have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.



ITEM 11.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.





                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA TAX EXEMPT FUND, INC.

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    November 29, 2004
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    November 29, 2004
         ------------------------------


By:*     /s/ DAVID HOLMES
         --------------------------------------------
         Signature and Title:  David Holmes/Treasurer

Date:    November 29, 2004
         ------------------------------


*Print the name and title of each signing officer under his or her signature.